Debt - Paycheck Protection Program (Details) - Vacasa Holdings LLC - USD ($) $ in Millions	May 21, 2020	Apr. 30, 2020
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 108.1
Paycheck Protection Program
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 10.0
Paycheck Protection Program | TurnKey Vacation Rentals, Inc.
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 6.4